FINANCIAL INSTRUMENTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	May 10, 2021 CAD ($) Shares shares	May 10, 2021 USD ($) Shares $ / shares	Dec. 31, 2022 CAD ($) Shares $ / shares shares	Dec. 31, 2021 CAD ($) Shares $ / shares shares		Dec. 31, 2020 CAD ($)	Dec. 31, 2022 EUR (€) Shares shares	Dec. 31, 2022 ILS (₪) Shares shares	Dec. 31, 2022 USD ($) Shares shares	Feb. 24, 2022 CAD ($)	Feb. 24, 2022 USD ($)	May 10, 2021 $ / shares
Disclosure of detailed information about financial instruments [line items]
Net proceeds from private placement			$ 3,756	$ 28,131		$ 0
Issuance expenses including FV of compensation units			178	3,800
Finance costs			$ 1,972	$ 673	[1]	20,504
Exercise price of compensation option | $ / shares			$ 16	$ 24.3
Number of share options granted in share-based payment arrangement | Shares			32,503	296,427
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares			$ 10.85	$ 62
Aggregate consideration to acquire preferred shares			$ 0	$ 13		$ 1,347
Investments in affiliates			2,410	$ 2,429
Investments in unlisted shares measured at fair value			$ 2,410
Number of shares issued | shares			7,569,526	6,811,620			7,569,526	7,569,526	7,569,526
Issuance of new warrants				$ 11,832
Fair value of the investments			$ 2,410	2,429
Cash transferred										$ 125	$ 100
2019 Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of warrants			0	15,929
Amount of warrant transferred in equity during the period				(611)
2021 Warrant [Member]
Disclosure of detailed information about financial instruments [line items]
Term of warrants from date of issuance	5 years	5 years
Fair value of warrants			$ 8	$ 6,022
Issuance expenses including FV of compensation units	$ 3,800
Number of warrants outstanding | Shares			304,348	304,348			304,348	304,348	304,348
(Gain) loss on revaluation			$ 6,014	$ 5,810
Number of warrants issued for common shares | Shares	304,348	304,348
Number of common shares called by warrants | shares	304,348
Exercise price of warrants issued per common share | $ / shares		$ 7.2
Issuance of new warrants	$ 30,670
Warrant liability	11,832
2021 Warrant [Member] | Listed Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance expenses including FV of compensation units	1,296
2021 Warrant [Member] | Share Capital [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance expenses including FV of compensation units	2,539
Overnight Marketed Offering [Member]
Disclosure of detailed information about financial instruments [line items]
Net proceeds from private placement	$ 42,502	$ 35,000
Number of share options granted in share-based payment arrangement | Shares	91,304	91,304
Number of shares issued | shares	608,696
Par value per share | $ / shares												$ 57.5
Number of warrants issued for common shares | Shares	45,652	45,652
Share-based compensation	$ 800
Currency risk [Member] | Cash And Cash Equivalent [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			44				€ 30
Currency risk [Member] | Cash And Cash Equivalent [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			2,328					₪ 6,045
Currency risk [Member] | Cash And Cash Equivalent [Member] | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			$ 39						$ 29

[1]	Reclassified in respect of discontinued operations - see Note 24.